Supplement to the
Fidelity Advisor® Series Equity Growth Fund
January 28, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective May 1, 2023, the following information was removed from the "Investment Policies and Limitations" section.
Diversification
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective May 1, 2023, the following information supplements the information found in the "Investment Policies and Limitations" section.
Diversification
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

AXM1-SSTK-0423-103-1.9883849.103	April 28, 2023

Supplement to the
Fidelity Advisor® Series Growth Opportunities Fund
January 28, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective May 1, 2023, the following information was removed from the "Investment Policies and Limitations" section.
Diversification
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective May 1, 2023, the following information supplements the information found in the "Investment Policies and Limitations" section.
Diversification
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

AXS3-SSTK-0423-105-1.9864535.105	April 28, 2023

Supplement to the
Fidelity Advisor® Series Equity Growth Fund
January 28, 2023
Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
AXM1-PSTK-0423-104 1.9883848.104	April 28, 2023
Supplement to the
Fidelity Advisor® Series Growth Opportunities Fund
January 28, 2023
Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
AXS3-PSTK-0423-107 1.9857242.107	April 28, 2023